Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) (10Q) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 1,818,060	$ 1,153,360
Less: allowance for doubtful accounts
Accounts receivable, net	$ 1,818,060	$ 1,153,360